Offsets	Aug. 04, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-288646
Initial Filing Date	Jul. 11, 2025
Fee Offset Claimed	$ 15,310.00
Explanation for Claimed Amount	The Registrant previously paid registration fees of (a) $15,310.00 in connection with the initial filing of this Registration Statement on Form S-1 on July 11, 2025 and (b) $95,927.87 in connection with the filing of Amendment No. 1 to this Registration Statement on Form S-1 (File No. 333-288646) on July 28, 2025.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-288646
Initial Filing Date	Jul. 11, 2025
Fee Offset Claimed	$ 95,927.87
Explanation for Claimed Amount	See Explanation 1 above
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Firefly Aerospace Inc.
Form or Filing Type	S-1
File Number	333-288646
Filing Date	Jul. 11, 2025
Fee Paid with Fee Offset Source	$ 15,310.00
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Firefly Aerospace Inc.
Form or Filing Type	S-1
File Number	333-288646
Filing Date	Jul. 28, 2025
Fee Paid with Fee Offset Source	$ 95,927.87